Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-Term Investments [Line Items]
Less: share of equity loss in Quleduo	$ (20,100)	$ (19,500)
Long-term investment	4,086,600	1,757,200
Investment in Quleduo [Member]
Schedule of Long-Term Investments [Line Items]
Investment, net	2,280,000	1,500,000
Investment in AIFLIX LLC (“AIFlix”) [Member]
Schedule of Long-Term Investments [Line Items]
Investment, net	326,700	276,700
Investment in Armonia Technology Limited (“Armonia”) [Member]
Schedule of Long-Term Investments [Line Items]
Investment, net	$ 1,500,000